PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31,
	2022	2021
Cost:
Computers and peripheral equipment	$25,840	$24,561
Office furniture and equipment	12,858	12,578
Leasehold improvements	3,375	3,184

	42,073	40,323
Accumulated depreciation:
Computers and peripheral equipment	23,984	22,644
Office furniture and equipment	11,291	10,689
Leasehold improvements	2,833	2,596

	38,108	35,929

Depreciated cost	$3,965	$4,394